March 20, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (File Nos. 811-05349; 333-194085)
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This Pre-Effective Amendment is being filed in connection with the reorganization of the Goldman Sachs China Equity Fund (“Acquired Fund”), a series of the Registrant, with and into the Goldman Sachs Asia Equity Fund (“Acquiring Fund”), another series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

Pursuant to Rule 461 under the 1933 Act, the Registrant hereby respectfully requests that the effective date of the Registrant’s above-referenced registration statement be accelerated so that it will become effective on March 24, 2014 or as soon as practicable thereafter. The Registrant is aware of its obligations under the Act.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll